Basis of presentation (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Proceeds from loans with related parties		$ 593	$ 255
Cash flows from (used in) operating activities	$ (591)	58	5,264
Cash flows from (used in) financing activities	$ 3,867	509	338
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Cash flows from (used in) operating activities		35	5,009
Top of range [member]
IfrsStatementLineItems [Line Items]
Cash flows from (used in) financing activities		$ 1,202	$ 593